Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 7
Entity Central Index Key	0000803191
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM JENNISON VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class A
Trading Symbol	PBEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$95	0.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	18.17%	11.15%	11.62%
Class A without sales charges	25.05%	12.42%	12.25%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 788,125,232
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,910,195
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class C
Trading Symbol	PEICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$203	1.81%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	22.83%	11.28%	11.12%
Class C without sales charges	23.83%	11.28%	11.12%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 788,125,232
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,910,195
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R
Trading Symbol	JDVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$131	1.17%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	24.61%	12.08%	11.88%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 788,125,232
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,910,195
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class Z
Trading Symbol	PEIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	25.35%	12.73%	12.56%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 788,125,232
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,910,195
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM JENNISON VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Value Fund
Class Name	Class R6
Trading Symbol	PJVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets generated positive returns during the reporting period despite bouts of market turbulence. Persistent inflation, evolving U.S. Federal Reserve expectations, Middle East geopolitical tensions, coupled with intermittent weakness in technology leadership in part due to concern over artificial intelligence (AI)-related valuations, shaped investor sentiment. Additionally, a broadening of market leadership beyond mega-cap technology stocks, supported by resilient corporate earnings, bolstered value stocks, as represented by the Russell 1000 Value Index (the “Index”), which significantly outperformed growth stocks, as represented by the Russell 1000 Growth Index, during the period.
■
Positioning within financials (led by capital markets), consumer discretionary (driven by automobiles and household durables), and healthcare
(primarily medtech) contributed the most to the Fund’s performance relative to its benchmark, the Index. An overweight to information technology also added value.
■
Conversely, stock selection within information technology (especially semiconductors & semiconductor equipment) detracted the most from the
Fund’s relative performance. Positions within utilities, industrials, and energy were also notable areas of relative weakness during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	25.54%	12.87%	12.70%
S&P 500 Index	20.38%	12.79%	15.37%
Russell 1000 Value Index	29.72%	11.84%	11.76%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 788,125,232
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,910,195
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$788,125,232
Number of fund holdings	64
Total advisory fees paid for the year	$2,910,195
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Oil, Gas & Consumable Fuels	9.0%
Semiconductors & Semiconductor Equipment	7.2%
Pharmaceuticals	5.9%
Technology Hardware, Storage & Peripherals	5.8%
Software	5.6%
Aerospace & Defense	5.1%
Broadline Retail	4.6%
Insurance	4.5%
Multi-Utilities	2.8%
Affiliated Mutual Fund - Short-Term Investment	2.6%
Interactive Media & Services	2.5%
Machinery	2.5%
Industrial Conglomerates	2.4%
Consumer Staples Distribution & Retail	2.4%
Capital Markets	2.3%
Automobiles	1.9%
Communications Equipment	1.9%
Building Products	1.7%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Electric Utilities	1.5%
Biotechnology	1.4%
Entertainment	1.4%
Health Care Providers & Services	1.3%
Residential REITs	1.3%
Household Durables	1.3%
Trading Companies & Distributors	1.2%
Industrial REITs	1.1%
Specialized REITs	1.1%
Chemicals	1.0%
Specialty Retail	0.9%
Beverages	0.8%
Hotels, Restaurants & Leisure	0.8%
Electrical Equipment	0.8%
99.9%
Other assets in excess of liabilities	0.1%
100.0%